Organization and Nature of Operations (Details) - Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries - Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Revenues, net	$ 15,997,954	$ 20,283,245	$ 21,713,138
Gross profit	5,245,840	7,008,493	7,654,308
Income from operations	1,101,095	2,921,322	3,935,411
Net income	$ 780,491	$ 2,932,363	$ 3,202,212